VictoryShares Free Cash Flow Growth ETF Investment Objectives and Goals - VictoryShares Free Cash Flow Growth ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Free Cash Flow Growth ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Free Cash Flow Growth ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory Free Cash Flow Growth Index (the “Index”).